Public Offering	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Public Offering [Abstract]
PUBLIC OFFERING

NOTE 4 — PUBLIC OFFERING

On May 16, 2019, the Company sold 4,600,000 units at a price of $10.00 per Public Unit in the Public Offering. Each Public Unit consists of one ordinary share of the Company, $0.0001 par value per share (the “Public Shares”), one redeemable warrant (the” Public Warrants”) and one right (the “Public Rights”). Each Public Warrant entitles the holder to purchase one-half (1/2) of one ordinary share at an exercise price of $11.50 per whole share (see Note 6). Each Public Right entitles the holder to receive one-tenth (1/10) of an ordinary share upon consummation of an initial business combination. In addition, the Company has granted Chardan Capital Markets, LLC, the underwriter of the Public Offering, a 45-day option to purchase up to 225,000 Public Units solely to cover over-allotments, if any.

If the Company does not complete its business combination within the necessary time period described in Note 1, the Public Rights will expire and be worthless. Since the Company is not required to net cash settle the rights and the rights are convertible upon the consummation of an initial business combination, the management determined that the Public Rights are classified within shareholders’ equity as “Additional paid-in capital” upon their issuance in accordance with ASC 815-40. The proceeds from the sale are allocated to Public Shares and Public Rights based on the relative fair value of the securities in accordance with ASC 470-20-30. The value of the Public Shares and Public Rights will be based on the closing price paid by investors.

The Company paid an upfront underwriting discount of $1,150,000 (2.5%) of the per unit offering price to the underwriter at the closing of the Public Offering, with an additional fee of $1,840,000 (the “Deferred Discount”) of 2.0% of the gross offering proceeds payable upon the Company’s completion of the business combination. The Deferred Discount will become payable to the underwriter from the amounts held in the Trust Account solely in the event the Company completes its business combination. In the event that the Company does not close the business combination, the underwriter has waived its right to receive the Deferred Discount. The underwriter is not entitled to any interest accrued on the Deferred Discount.

Simultaneously with the closing of the Public Offering, the Company consummated a private placement of 210,000 Private Units, at $10.00 per unit, purchased by the sponsor.

Simultaneously with the sale of the over-allotment units, the Company consummated a private placement of 15,000 Private Units, at $10.00 per unit, purchased by the sponsor.

The Private Units are identical to the units sold in the Public Offering except that the private warrants are non-redeemable and may be exercised on a cashless basis.

NOTE 5 — PUBLIC OFFERING

On May 16, 2019, the Company sold 4,600,000 units at a price of $10.00 per Public Unit in the Public Offering. Each Public Unit consists of one ordinary share of the Company, $0.001 par value per share (the “Public Shares”), one right (the “Public Rights”) and one warrant (the “Public Warrant”). Each Public Right entitles the holder to receive one-tenth (1/10) of an ordinary share upon consummation of an initial Business Combination. Each Public Warrant entitles the holder to purchase one-half (1/2) of an ordinary share upon consummation of an initial Business Combination. In addition, the Company has granted Maxim Group LLC, the underwriter of the Public Offering, a 45-day option to purchase up to 225,000 Public Units solely to cover over-allotments, if any.

If the Company does not complete its Business Combination within the necessary time period described in Note 1, the Public Rights will expire and be worthless. Since the Company is not required to net cash settle the Rights and the Rights are convertible upon the consummation of an initial Business Combination, the Management determined that the Rights are classified within shareholders’ equity as “Additional paid-in capital” upon their issuance in accordance with ASC 815-40. The proceeds from the sale are allocated to Public Shares and Rights based on the relative fair value of the securities in accordance with ASC 470-20-30. The value of the Public Shares and Rights will be based on the closing price paid by investors.

The Company paid an upfront underwriting discount of $1,150,000 (2.5%) of the per unit offering price to the underwriter at the closing of the Public Offering, with an additional fee of $1,840,000 (the “Deferred Amount”) of 2.0% of the gross offering proceeds payable upon the Company’s completion of the Business Combination. The Deferred Amount will become payable to the underwriter from the amounts held in the Trust Account solely in the event the Company completes its Business Combination. Pursuant to our agreement with the underwriters, the Deferred Amount will be reduced by $0.20 (2.0%) for each unit that is redeemed by shareholders in connection with an initial business combination. In the event that the Company does not close the Business Combination, the underwriter has waived its right to receive the Deferred Amount. The underwriter is not entitled to any interest accrued on the Deferred Amount.

Simultaneously with the closing of the Public Offering, the Company consummated a private placement of 210,000 private units, at $10.00 per unit, purchased by the Sponsor.

Simultaneously with the sale of the Over-Allotment Units, the Company consummated a private placement of 15,000 private units, at $10.00 per unit, purchased by the Sponsor.

The private units are identical to the units sold in the Public Offering except that the private warrants are non-redeemable and may be exercised on a cashless basis.